Cover	Jan. 29, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 8-K/A (this “Amendment No. 2”) amends Item 9.01 of the Current Report on Form 8-K filed by AppHarvest, Inc. (the “Company”) on February 2, 2021 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination. This Amendment No. 2 amends Item 9.01(b) in the Original Report to include the unaudited pro forma condensed combined financial information (restated) of the Company as of and for the year ended December 31, 2020. This Amendment No. 2 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report.
Document Period End Date	Jan. 29, 2021
Entity File Number	001-39288
Entity Registrant Name	AppHarvest, Inc.
Entity Central Index Key	0001807707
Entity Tax Identification Number	82-5042965
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Appalachian Way
Entity Address, City or Town	Morehead
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40351
City Area Code	606
Local Phone Number	653-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	APPH
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At Exercise Price Of 11. 50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	APPHW
Security Exchange Name	NASDAQ